Schedule of expected future minimum lease payments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 4,406
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	4,352
One to three years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	54
Three to five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net